Short-Term Bank Loans (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,075,084	$ 1,092,785
Bank loans, #1 [Member] | 3/21/2019 - 3/21/2020 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,075,084
Interest rate	6.09%
Mortgage	Land use right and buildings
Personal guarantee	Yan, Keyan/ Chen, Bizhen